Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2025
Pension And Employee Benefits [Abstract]
Pension and Other Employee Benefits
25.
Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Company” and covering all of our permanent and regular employees. For the purpose of complying with Revised IAS 19, Employee Benefits, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets for the year ended December 31, 2025. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2025 and 2024, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	17,376	17,964	15,883
Service costs	1,101	1,042	1,016
Interest costs on benefit obligation	1,059	1,043	1,065
Actuarial losses on obligations – experience	(35)	437	154
Actuarial gains on obligations – economic assumptions	(122)	(496)	2,303
Actual benefits paid/settlements	(1,686)	(2,744)	(2,848)
Curtailment and others	93	130	391
Present value of defined benefit obligations at end of the year	17,786	17,376	17,964
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the period	13,985	14,522	16,291
Actual contributions	1,533	3,201	4,507
Interest income on plan assets	984	1,019	1,138
Actual benefits paid/settlements	(1,599)	(2,820)	(2,510)
Return on plan assets (excluding amount included in net interest)	(760)	(1,937)	(4,904)
Fair value of plan assets at end of the year	14,143	13,985	14,522
Unfunded status – net	(3,643)	(3,391)	(3,442)
Accrued benefit costs	3,810	3,548	3,541
Prepaid benefit costs	167	157	99

	2025	2024	2023
Components of net periodic benefit costs:
Service costs	1,101	1,042	1,016
Interest costs - net	75	24	(73)
Curtailment and others	64	130	272
Net periodic benefit costs	1,240	1,196	1,215

Actual net gain on plan assets amounted to Php224 million, Php918 million and Php3,766 million for the years ended December 31, 2025, 2024 and 2023.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2026 will amount to

Php4,665 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2025:

(in million pesos)
2026	250
2027	308
2028	711
2029	644
2030	1,331
2031 and onwards	12,069

The average duration of the defined benefit obligation at the end of the reporting period is 12.70 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.5	6.2	6.0

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2025 and 2024, assuming if all other assumptions were held constant:

	2025		2024
	Increase (Decrease)	Effect	Increase (Decrease)	Effect
	(in percentage)	(in million pesos)	(in percentage)	(in million pesos)
Discount rate	1	15,525	1	15,251
	(1)	(19,744)	(1)	(19,348)

Future salary increases	1	19,730	1	19,334
	(1)	(15,501)	(1)	(15,229)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement;
(ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In the case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as government securities, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,502	10,774
Shares of stock	2,288	1,983
Corporate bonds	317	303
Mutual funds	306	252
Government securities	4	4
Total noncurrent financial assets	13,417	13,316
Current Financial Assets
Cash and cash equivalents	459	409
Receivables	100	103
Total current financial assets	559	512
Total PLDT’s Plan Assets	13,976	13,828
Subsidiaries Plan Assets	167	157
Total Plan Assets of Defined Benefit Pension Plans	14,143	13,985

Investment in shares of stocks is valued using the latest bid price at the reporting date. Investments in corporate bonds, mutual funds and government securities are valued using the quoted market prices at reporting date.

Unquoted Equity Investments

As at December 31, 2025 and 2024, this account consists of:

	2025	2024	2025	2024
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	6,970	7,304
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	773	722
BTFHI	100	100	2,759	2,748
			10,502	10,774

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation. Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value. The VIU calculations were derived from cash flow projections over a period of five years based on the 2026 financial budgets approved by MediaQuest’s Board of Directors and calculated terminal value. Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures. The post-tax discount rates applied to cash flow projections range from 11.15% to 11.36%. Cash flows beyond the five-year period are determined using 0.00% to 4.89% growth rates.

The Board of Trustees of PLDT Beneficial Trust Fund and the MediaQuest Board of Directors, on various dates in 2012 and 2013, approved the issuances of MediaQuest of PDRs comprising of underlying shares of stocks of 40% of Cignal TV (Cignal TV PDRs), 40% of Satventures (Satventures PDRs) and 70% of Hastings (Hastings PDRs). Satventures is a wholly-owned subsidiary of MediaQuest and the parent company of Cignal TV. Hastings, on the other hand, is also a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in The Philippine Star and BusinessWorld.

ePLDT’s Board of Directors approved on various dates in 2012 to 2015, the investment in the PDRs of MediaQuest as follows:

	ePLDT's economic interest	Amount
		(in million pesos)
Satventures PDRs	40% of Satventures	3,600
Cignal TV PDRs	40% of Cignal TV	6,000
Hastings PDRs	70% of Hastings	3,250

In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million. This provided PLDT Beneficial Trust with 100% economic interest in Hastings.

As at December 31, 2025 and 2024, the PLDT Beneficial Trust Fund’s economic interests in Cignal TV (through Satventures) and Hastings were at 36% and 100%, respectively.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs. The beneficial trust fund’s total investment into TMBLA amounted to Php119 million consisting of initial direct subscription in shares of stocks of TMBLA in the amount of Php20 million (net of unpaid subscription amounting to Php32 million) and subsequently via a Deed of Pledge amounting to Php99 million. The cumulative change in the fair market values of this investment amounted to Php654 million and Php603 million as at December 31, 2025 and 2024, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder or possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million on October 26, 2012.

On April 30, 2024, the Board of Trustees of PLDT Beneficial Trust Fund subscribed and paid an additional subscription into BTFHI amounting to Php2,480 million.

Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2025, 2024 and 2023. Dividend receivables amounted to Php2 million each as at December 31, 2025 and 2024.

Shares of Stocks

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Common shares
PSE	1,388	1,093
PLDT	34	34
Others	506	496
Preferred shares	360	360
	2,288	1,983

Dividends earned on PLDT common shares amounted to Php3 million each for the years ended December 31, 2025, 2024 and 2023.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2025 and 2024. These shares, which bear a dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT. Dividends earned on this investment amounted to Php49 million each for the years ended December 31, 2025, 2024 and 2023.

Corporate Bonds

Investment in corporate bonds includes debt securities of First Pacific and International Container Terminal Services, Inc. amounting to Php140 million and Php74 million, respectively. Other various long-term peso and dollar denominated bonds with maturities ranging from March 2026 to July 2035 and fixed interest rates from 3.36% to 7.53% per annum amounted to Php103 million.

Mutual Funds

Investment in mutual funds amounting to Php306 million includes UITF, bond and equity funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.

Government Securities

Investments in government securities include Retail Treasury Bonds and FXTN bearing interest rates ranging from 3.9% to 4.8% per annum. These securities are fully guaranteed by the government of the Republic of the Philippines.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in percentage)
Investments in listed and unlisted equity securities	92	92
Temporary cash investments	3	3
Debt and fixed income securities	2	2
Mutual funds	2	2
Receivables and other assets	1	1
	100	100

Defined Contribution Plans

Smart’s and certain subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary. Additionally, an employee has the option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary. The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure. Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with Republic Act No. 7641. As at December 31, 2025 and 2024, Smart and certain subsidiaries were in compliance with the requirements of Republic Act No. 7641.

Smart’s and certain subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2024 to December 31, 2025. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Changes in the present value of defined contribution obligations:
Present value of defined contribution obligations at beginning of the period	3,235	2,800	2,777
Contribution costs	262	294	262
Interest costs on contribution obligation	219	174	210
Actuarial gains on obligations – economic assumptions	1	(1)	8
Actuarial losses on obligations – experience	(10)	254	(98)
Actual benefits paid/settlements	(380)	(89)	(344)
Curtailment and others	275	(197)	(15)
Present value of defined contribution obligations at end of the period	3,602	3,235	2,800
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the period	4,053	3,618	3,485
Actual contributions	246	243	248
Interest income on plan assets	260	223	261
Return on plan assets (excluding amount included in net interest)	42	56	(4)
Actual contribution paid/settlements	(356)	(87)	(372)
Fair value of plan assets at end of the period	4,245	4,053	3,618
Funded status – net	643	818	818
Prepaid contribution costs	643	818	818

Components of net periodic contribution costs:
Service costs	262	294	262
Interest costs - net	(40)	(49)	(51)
Others	(28)	—	—
Net periodic contribution costs	194	245	211

Actual net income on plan assets amounted to Php302 million, Php318 million and Php257 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Based on the latest actuarial valuation, Smart and certain subsidiaries expect to contribute the amount of approximately Php309 million to the plan in 2026.

The following table sets forth the expected future settlements by the Plan of maturing defined contribution obligation as at December 31, 2025:

(in million pesos)
2026	121
2027	153
2028	245
2029	271
2030	337
2031 and onwards	2,524

The average duration of the defined contribution obligation at the end of the reporting period is 10 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(Unaudited)	(Audited)
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	6.0	6.3	7.3

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined contribution obligation as at December 31, 2025 and 2024, assuming if all other assumptions were held constant:

	2025		2024
	Increase (Decrease)	Effect	Increase (Decrease)	Effect
	(in percentage)	(in million pesos)	(in percentage)	(in million pesos)
Discount rate	1	3,499	1	3,406
	(1)	(3,508)	(1)	(3,417)

Future salary increases	(1)	(3,508)	(1)	(3,417)
	1	3,499	1	3,406

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark. In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international. The portfolio mix is kept at 68% and 32% for fixed income securities and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,479	2,655
International equities	1,042	854
Philippine foreign currency bonds	892	753
Domestic equities	813	738
International fixed income	306	295
Total noncurrent financial assets	5,532	5,295
Current Financial Assets
Cash and cash equivalents	311	284
Total current financial assets	311	284
Total plan assets	5,843	5,579
Less: Employee’s share, forfeitures and mandatory reserve account	1,598	1,526
Total Plan Assets of Defined Contribution Plans	4,245	4,053

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 3.36% to 10.25% per annum.

International Equities

Investments in international equities include iShares Core MSCI World UCITS ETF USD, Invesco QQQ Trust Series, Wellington Strategic European Equity Fund, and Odyssey Asia Pacific High Dividend Equity Feeder Fund.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.38% to 9.5% per annum.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE. These investments earn on stock price appreciation and dividend payments. This includes investment in PLDT shares with fair value of
Php72 million and Php38 million as at December 31, 2025 and 2024, respectively.

International Fixed Income

Investments in international fixed income include iShares International Treasury Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF, iShares US Treasury Bond ETF, and PIMCO Global Investors Series – Income Fund.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor. This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the Plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain subsidiaries' pension plan assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in percentage)
Investments in debt and fixed income securities and others	68	71
Investments in listed and unlisted equity securities	32	29
	100	100

Other Long-term Employee Benefits

LTIP

The ECC approved on December 23, 2021 the LTIP covering the years 2022 to 2026, covering two cycles, based on the achievement of telco core income targets, with additional performance metrics on Customer Experience and Sustainability to impact the LTIP payout. Cycle 1 covered the performance period from 2022 to 2024 and was settled in 2025 based on the achievement of performance targets. Cycle 2 covers the performance period from 2025 and 2026 and is subject to the ECC’s further evaluation and approval of the final terms.

This long-term employee benefit liability was recognized and measured using the projected unit credit method and was amortized on a straight-line basis over the vesting period.

The expense accrued for the LTIP amounted to nil, Php1,136 million and Php839 million for the years ended
December 31, 2025, 2024 and 2023, respectively.

The accrued incentive payable amounted to nil and Php3,406 million as at December 31, 2025 and 2024, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.